Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,374	£ 10,620
AT1 capital	2,349	2,762
Tier 1 capital	12,723	13,382
Total regulatory capital	15,946	16,716
Tier Two Capital [member]
Disclosure of Regulatory Capital Resources [Line Items]
Total regulatory capital	£ 3,223	£ 3,334